COLLATERALIZED REINSURANCE, TRUST AGREEMENTS AND OTHER RESTRICTED ASSETS - Schedule of Premiums and Losses Ceded (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effects of Reinsurance [Line Items]
Ceded written premiums	$ 2,193	$ 2,418	$ 1,907
Assumed written premiums	13,065	13,117	11,606
Mt Logan Re
Effects of Reinsurance [Line Items]
Ceded written premiums	357	433	246
Ceded earned premiums	425	376	242
Ceded losses and LAE	168	188	64
Assumed written premiums	14	10	6
Assumed earned premiums	14	10	6
Assumed losses and LAE	$ 0	$ 0	$ 0